Goodwill and Other Intangible Assets (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
- Amortization of Intangible Assets	$ 4,092,683	$ 4,092,313	$ 8,183,361	$ 8,181,251	$ 16,365,034
Goodwill, Impairment Loss	$ 17,754,136	$ 0	$ 17,754,136	$ 0